Debt and Banking Arrangements (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 $375 million (5.4%) due 2041 Unsecured Debt Senior Notes Transcontinental Gas PipeLine Company LLC	Dec. 31, 2011 $375 million (5.4%) due 2041 Unsecured Debt Senior Notes Transcontinental Gas PipeLine Company LLC	Aug. 31, 2011 $375 million (5.4%) due 2041 Unsecured Debt Senior Notes Transcontinental Gas PipeLine Company LLC	Dec. 31, 2012 $325 million (8.875%) due 2012 Unsecured Debt Senior Notes Transcontinental Gas PipeLine Company LLC	Jul. 31, 2012 $325 million (8.875%) due 2012 Unsecured Debt Senior Notes Transcontinental Gas PipeLine Company LLC	Dec. 31, 2011 $325 million (8.875%) due 2012 Unsecured Debt Senior Notes Transcontinental Gas PipeLine Company LLC	Dec. 31, 2012 $200 million (6.4%) due 2016 Unsecured Debt Senior Notes Transcontinental Gas PipeLine Company LLC	Dec. 31, 2011 $200 million (6.4%) due 2016 Unsecured Debt Senior Notes Transcontinental Gas PipeLine Company LLC	Dec. 31, 2012 $250 million (6.05%) due 2018 Unsecured Debt Senior Notes Transcontinental Gas PipeLine Company LLC	Dec. 31, 2011 $250 million (6.05%) due 2018 Unsecured Debt Senior Notes Transcontinental Gas PipeLine Company LLC	Dec. 31, 2012 $8 million (7.08%) due 2026 Unsecured Debt Debentures Transcontinental Gas PipeLine Company LLC	Dec. 31, 2011 $8 million (7.08%) due 2026 Unsecured Debt Debentures Transcontinental Gas PipeLine Company LLC	Dec. 31, 2012 $200 million (7.25%) due 2026 Unsecured Debt Debentures Transcontinental Gas PipeLine Company LLC	Dec. 31, 2011 $200 million (7.25%) due 2026 Unsecured Debt Debentures Transcontinental Gas PipeLine Company LLC	Dec. 31, 2012 $175 million (7%) due 2016 Unsecured Debt Senior Notes Northwest Pipeline	Dec. 31, 2011 $175 million (7%) due 2016 Unsecured Debt Senior Notes Northwest Pipeline	Dec. 31, 2012 $185 million (5.95%) due 2017 Unsecured Debt Senior Notes Northwest Pipeline	Dec. 31, 2011 $185 million (5.95%) due 2017 Unsecured Debt Senior Notes Northwest Pipeline	Dec. 31, 2012 $250 million (6.05%) due 2018 Unsecured Debt Senior Notes Northwest Pipeline	Dec. 31, 2011 $250 million (6.05%) due 2018 Unsecured Debt Senior Notes Northwest Pipeline	Dec. 31, 2012 $85 million (7.125%) due 2025 Unsecured Debt Debentures Northwest Pipeline	Dec. 31, 2011 $85 million (7.125%) due 2025 Unsecured Debt Debentures Northwest Pipeline	Dec. 31, 2012 $750 million (3.8%) due 2015 Unsecured Debt Senior Notes Williams Partners L.P.	Dec. 31, 2011 $750 million (3.8%) due 2015 Unsecured Debt Senior Notes Williams Partners L.P.	Dec. 31, 2012 $600 million (7.25%) due 2017 Unsecured Debt Senior Notes Williams Partners L.P.	Dec. 31, 2011 $600 million (7.25%) due 2017 Unsecured Debt Senior Notes Williams Partners L.P.	Dec. 31, 2012 $1.5 billion (5.25%) due 2020 Unsecured Debt Senior Notes Williams Partners L.P.	Dec. 31, 2011 $1.5 billion (5.25%) due 2020 Unsecured Debt Senior Notes Williams Partners L.P.	Dec. 31, 2012 $600 million (4.125%) due 2020 Unsecured Debt Senior Notes Williams Partners L.P.	Dec. 31, 2011 $600 million (4.125%) due 2020 Unsecured Debt Senior Notes Williams Partners L.P.	Dec. 31, 2012 $500 million (4%) due 2021 Unsecured Debt Senior Notes Williams Partners L.P.	Dec. 31, 2011 $500 million (4%) due 2021 Unsecured Debt Senior Notes Williams Partners L.P.	Dec. 31, 2012 $1.25 billion (6.3%) due 2040 Unsecured Debt Senior Notes Williams Partners L.P.	Dec. 31, 2011 $1.25 billion (6.3%) due 2040 Unsecured Debt Senior Notes Williams Partners L.P.	Dec. 31, 2012 $750 million (3.35%) due 2022 Unsecured Debt Senior Notes Williams Partners L.P.	Aug. 31, 2012 $750 million (3.35%) due 2022 Unsecured Debt Senior Notes Williams Partners L.P.	Dec. 31, 2011 $750 million (3.35%) due 2022 Unsecured Debt Senior Notes Williams Partners L.P.	Dec. 31, 2012 $400 million (4.45%) due 2042 Unsecured Debt Senior Notes Transcontinental Gas PipeLine Company LLC	Jul. 31, 2012 $400 million (4.45%) due 2042 Unsecured Debt Senior Notes Transcontinental Gas PipeLine Company LLC	Dec. 31, 2011 $400 million (4.45%) due 2042 Unsecured Debt Senior Notes Transcontinental Gas PipeLine Company LLC
Long-term Debt
Debt Instrument, Interest Rate, Stated Percentage			5.40%		5.40%	8.875%	8.875%		6.40%		6.05%		7.08%		7.25%		7.00%		5.95%		6.05%		7.125%		3.80%		7.25%		5.25%		4.125%		4.00%		6.30%		3.35%	3.35%		4.45%	4.45%
Debt Instrument, Principal Outstanding			$ 375	$ 375		$ 0		$ 325	$ 200	$ 200	$ 250	$ 250	$ 8	$ 8	$ 200	$ 200	$ 175	$ 175	$ 185	$ 185	$ 250	$ 250	$ 85	$ 85	$ 750	$ 750	$ 600	$ 600	$ 1,500	$ 1,500	$ 600	$ 600	$ 500	$ 500	$ 1,250	$ 1,250	$ 750		$ 0	$ 400		$ 0
Net Unamortized debt discount	(16)	(16)
Total Long-term debt, including current portion	8,437	7,237
Long-term debt due within one year	0	(324)
Long-term debt	$ 8,437	$ 6,913